UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  April 30, 2008

Item 1. Report to Stockholders.

Domestic	ActivePassive Large Cap Growth Fund
Equity	ActivePassive Large Cap Value Fund
Funds	ActivePassive Small/Mid Cap Growth Fund
ActivePassive Small/Mid Cap Value Fund

International	ActivePassive International Equity Fund
Funds	ActivePassive Emerging Markets Equity Fund
ActivePassive Global Bond Fund

Domestic	ActivePassive Intermediate Taxable Bond Fund
Bond	ActivePassive Intermediate Municipal Bond Fund
Funds
(each, a “Fund” together, the “Funds”)

Each a series of
Advisors Series Trust

Semi-Annual Report
April 30, 2008

ActivePassive Funds
EXPENSE EXAMPLE
April 30, 2008 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including: sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from December 31, 2007 to April 30, 2008.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

ActivePassive Funds
EXPENSE EXAMPLE (Continued)
April 30, 2008 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	12/31/07	4/30/08	12/31/07 – 4/30/08
Actual – Class A(1)
Large Cap Growth Fund	$1,000.00	$956.70	$4.84
Large Cap Value Fund	$1,000.00	$948.00	$4.81
Small/Mid Cap Growth Fund	$1,000.00	$938.00	$5.13
Small/Mid Cap Value Fund	$1,000.00	$966.00	$5.18
International Equity Fund	$1,000.00	$969.30	$5.20
Emerging Markets
Equity Fund	$1,000.00	$977.30	$5.23
Global Bond Fund	$1,000.00	$1,082.50	$4.13
Intermediate
Taxable Bond Fund	$1,000.00	$1,012.50	$4.66
Intermediate
Municipal Bond Fund	$1,000.00	$995.20	$4.62
Hypothetical (5.0% return
before expenses) – Class A
Large Cap Growth Fund	$1,000.00	$1,011.59	$4.97
Large Cap Value Fund	$1,000.00	$1,011.59	$4.97
Small/Mid Cap Growth Fund	$1,000.00	$1,011.24	$5.32
Small/Mid Cap Value Fund	$1,000.00	$1,011.26	$5.30
International Equity Fund	$1,000.00	$1,011.25	$5.31
Emerging Markets
Equity Fund	$1,000.00	$1,011.24	$5.32
Global Bond Fund	$1,000.00	$1,012.56	$4.00
Intermediate
Taxable Bond Fund	$1,000.00	$1,011.90	$4.66
Intermediate
Municipal Bond Fund	$1,000.00	$1,011.90	$4.66

(1)
Expenses are equal to the Class A fund shares’ annualized expense ratios of 1.50% for Large Cap Growth Fund, 1.50% for Large Cap Value Fund, 1.60% for Small/Mid Cap Growth Fund, 1.60% for Small/Mid Cap Value Fund, 1.60% for International Equity Fund, 1.60% for Emerging Markets Equity Fund, 1.20% for Global Bond Fund, 1.40% for Intermediate Taxable Bond Fund, 1.40% for Intermediate Municipal Bond Fund multiplied by the average account value over the period, multiplied by 121/366 (to reflect the period). The Funds’ ending account value is based on its actual total return of -4.33% for Large Cap Growth Fund, -5.20% for Large Cap Value Fund, -6.20% for Small/Mid Cap Growth Fund, -3.40% for Small/Mid Cap Value Fund, -3.07% for International Equity Fund, -2.27% for Emerging Markets Equity Fund, 8.25% for Global Bond Fund, 1.25% for Intermediate Taxable Bond Fund, -0.48% for Intermediate Municipal Bond Fund for the four month period of operations from December 31, 2007 to April 30, 2008.

ActivePassive Funds
PORTFOLIO ALLOCATIONS
April 30, 2008 (Unaudited)
ActivePassive Large Cap Growth Fund

TOP TEN HOLDINGS	% net assets
Vanguard Growth ETF	60.76%
Apple, Inc.	1.92%
Research In Motion Ltd.	1.72%
Praxair, Inc.	1.70%
Jacobs Engineering
Group, Inc.	1.61%
Google, Inc.	1.52%
Caterpillar, Inc.	1.37%
Gilead Sciences, Inc.	1.29%
Raytheon Co.	1.25%
Johnson Controls, Inc.	1.22%

ActivePassive Large Cap Value Fund

TOP TEN HOLDINGS	% net assets
Vanguard Value ETF	63.64%
Apache Corp.	2.03%
Chevron Corp.	1.70%
ConocoPhillips	1.56%
Marathon Oil Corp.	1.40%
The Procter & Gamble Co.	1.13%
Wal-Mart Stores, Inc.	1.13%
Public Service Enterprise
Group, Inc.	1.11%
Intel Corp.	1.02%
JPMorgan Chase & Co.	0.94%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2008.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2008 (Unaudited)
ActivePassive Small/Mid Cap Growth Fund

TOP TEN HOLDINGS	% net assets
Vanguard Mid-Cap
Growth Index Fund	24.53%
Vanguard Small-Cap
Growth ETF	23.80%
The Warnaco Group, Inc.	0.81%
Bucyrus International, Inc.	0.79%
Baidu.com, Inc.	0.75%
SunPower Corp.	0.75%
Netflix, Inc.	0.74%
Big Lots, Inc.	0.73%
DeVry, Inc.	0.72%
FMC Technologies, Inc.	0.69%

ActivePassive Small/Mid Cap Value Fund

TOP TEN HOLDINGS	% net assets
Vanguard Small-Cap
Value ETF	23.88%
Vanguard Mid-Cap
Value Index Fund	22.67%
Genco Shipping &
Trading Ltd.	2.85%
McDermott
International, Inc.	2.82%
Superior Energy
Services, Inc.	2.49%
Aegean Marine
Petroleum Network, Inc.	2.10%
Annaly Capital
Management, Inc.	2.03%
FTI Consulting, Inc.	1.80%
Dryships, Inc.	1.74%
Hanesbrands, Inc.	1.66%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2008.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2008 (Unaudited)
ActivePassive International Equity Fund

TOP TEN HOLDINGS	% net assets
iShares MSCI
EAFE Index Fund	53.06%
Porsche Automobil
Holdings SE	1.07%
Roche Holding AG	1.05%
Bayer AG	0.99%
Nestle SA	0.95%
Syngenta AG	0.91%
Teva Pharmaceutical
Industries Ltd.	0.87%
InBev NV	0.83%
Infosys Technologies Ltd.	0.81%
BHP Billiton Ltd.	0.79%

ActivePassive Emerging Markets Equity Fund

TOP TEN HOLDINGS	% net assets
Vanguard Emerging
Markets ETF	4.07%
Petroleo Brasileiro SA	3.78%
Companhia Vale
do Rio Doce	3.76%
China Mobile Limited	3.71%
LUKOIL	3.02%
Yanzhou Coal
Mining Co., Ltd.	2.84%
Taiwan Semiconductor
Manufacturing Co., Ltd.	2.73%
Bancolombia SA	2.67%
PT Indosat Tbk	2.47%
HDFC Bank Ltd.	2.32%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2008.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2008 (Unaudited)
ActivePassive Global Bond Fund

TOP HOLDINGS	% net assets
Loomis Sayles
Global Bond Fund	51.01%
SPDR Lehman
International Treasury
Bond ETF	30.84%
Oppenheimer
International Bond Fund	16.89%

ActivePassive Intermediate Taxable Bond Fund

TOP TEN HOLDINGS	% net assets
Vanguard Total Bond
Market ETF	48.33%
United States Treasury
Note, 4.625%, 08/31/2011	11.49%
United States Treasury
Note, 2.75%, 02/28/2013	9.01%
United States Treasury
Note, 4.75%, 08/15/2017	6.88%
United States Treasury
Note, 2.00%, 02/28/2010	4.54%
U.S. Treasury Inflation
Index, 2.625%, 07/15/2017	2.33%
U.S. Treasury Inflation
Index, 2.00%, 01/15/2014	1.80%
FNMA, 6.00%, 05/15/2035	1.69%
Bank of America Corp.,
8.125%, 12/29/2049	0.51%
Bank of America Corp.,
4.50%, 08/01/2010	0.50%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2008.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2008 (Unaudited)

ActivePassive Intermediate Municipal Bond Fund

TOP HOLDINGS	% net assets
iShares S&P National
Municipal Bond Fund	39.05%
Market Vectors Lehman
Brothers AMT-Free
Intermediate Municipal ETF	19.55%
State of California
Department of
Water Resources,
5.00%, 12/01/2021	3.59%
New Jersey Economic
Development Authority,
5.00%, 03/01/2017	2.16%
New York State
Thruway Authority,
5.00%, 03/15/2021	2.13%
Intermountain Power
Agency of Utah,
5.25%, 07/01/2020	2.09%
Texas Transportation
Commission State
Highway, 5.00%,
04/01/2018	1.44%
The Tennessee Energy
Acquisition Corp.,
5.25%, 09/01/2020	1.34%
North Carolina Eastern
Municipal Power Agency,
5.25%, 01/01/2020	0.68%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2008.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 36.74%
Consumer Discretionary – 3.95%
Auto Components – 1.22%
Johnson Controls, Inc.	953	$33,603
Automobiles – 1.14%
Daimler AG (b)	406	31,433
Internet & Catalog Retail – 0.39%
Amazon.com, Inc. (a)	139	10,930
Media – 0.40%
The McGraw-Hill Companies, Inc.	273	11,190
Multiline Retail – 0.80%
Nordstrom, Inc.	624	22,002
Total Consumer Discretionary (Cost $106,460)		109,158
Energy – 0.72%
Energy Equipment & Services – 0.72%
Schlumberger Ltd. (b)	197	19,808
Total Energy (Cost $18,577)		19,808
Financials – 4.91%
Capital Markets – 2.69%
Ameriprise Financial, Inc.	505	23,982
State Street Corp.	375	27,052
T. Rowe Price Group, Inc.	396	23,190
		74,224
Consumer Finance – 1.03%
American Express Co.	594	28,524
Diversified Financial Services – 1.19%
CME Group Co., Inc.	72	32,936
Total Financials (Cost $134,329)		135,684
Health Care – 4.14%
Biotechnology – 1.29%
Gilead Sciences, Inc. (a)	686	35,507

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 36.74% (Continued)
Health Care – 4.14% (Continued)
Health Care Equipment & Supplies – 1.82%
Becton, Dickinson & Co.	310	$27,714
Varian Medical Systems, Inc. (a)	480	22,502
		50,216
Pharmaceuticals – 1.03%
Allergan, Inc.	507	28,580
Total Health Care (Cost $109,975)		114,303
Industrials – 9.50%
Aerospace & Defense – 2.30%
The Boeing Co.	339	28,768
Raytheon Co.	542	34,672
		63,440
Air Freight & Logistics – 0.92%
Expeditors International of Washington, Inc.	546	25,438
Construction & Engineering – 1.61%
Jacobs Engineering Group Inc. (a)	516	44,546
Industrial Conglomerates – 1.16%
General Electric Co.	981	32,079
Machinery – 2.51%
Caterpillar Inc.	461	37,747
PACCAR Inc.	665	31,468
		69,215
Road & Rail – 1.00%
Union Pacific Corp.	191	27,731
Total Industrials (Cost $252,482)		262,449
Information Technology – 9.08%
Communications Equipment – 2.68%
QUALCOMM Inc.	616	26,605
Research In Motion Ltd. (a)(b)	390	47,436
		74,041

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 36.74% (Continued)
Information Technology – 9.08% (Continued)
Computers & Peripherals – 1.92%
Apple Inc. (a)	305	$53,055
Electronic Equipment & Instruments – 1.21%
Tyco Electronics Ltd. (b)	894	33,445
Internet Software & Services – 1.52%
Google Inc. (a)	73	41,923
Software – 1.75%
Electronic Arts Inc. (a)	640	32,941
Microsoft Corp.	542	15,458
		48,399
Total Information Technology (Cost $232,690)		250,863
Materials – 3.28%
Chemicals – 3.28%
Ecolab Inc.	427	19,625
Praxair, Inc.	515	47,025
Sigma-Aldrich Corp.	422	24,062
		90,712
Total Materials (Cost $92,410)		90,712
Telecommunication Services – 1.16%
Diversified Telecommunication Services – 1.16%
AT&T, Inc.	830	32,129
Total Telecommunication Services (Cost $31,107)		32,129
TOTAL COMMON STOCKS (Cost $978,030)		1,015,106
EXCHANGE-TRADED FUNDS – 60.76%
Vanguard Growth ETF	27,346	1,679,044
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,652,371)		1,679,044

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.76%
Investment Companies – 1.76%
Fidelity Institutional Money
Market Portfolio	48,693	$48,693
TOTAL SHORT-TERM INVESTMENTS
(Cost $48,693)		48,693
Total Investments (Cost $2,679,094) – 99.26%		2,742,843
Other Assets in Excess of Liabilities – 0.74%		20,436
TOTAL NET ASSETS – 100.00%		$2,763,279

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Non Income Producing
(b)	Foreign Issued Security

FAS 157 – Summary of Fair Value Exposure at April 30, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2008 (Unaudited):

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$2,742,843	$—
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$2,742,843	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 33.95%
Consumer Discretionary – 2.89%
Hotels Restaurants & Leisure – 0.89%
McDonald’s Corp.	454	$27,049
Household Durables – 0.68%
Fortune Brands, Inc.	305	20,624
Specialty Retail – 1.32%
AutoZone, Inc. (a)	145	17,509
Best Buy Co., Inc.	357	15,358
The Gap, Inc.	394	7,336
		40,203
Total Consumer Discretionary (Cost $87,846)		87,876
Consumer Staples – 3.47%
Food & Staples Retailing – 1.13%
Wal-Mart Stores, Inc.	592	34,324
Food Products – 0.61%
Dean Foods Co. (a)	205	4,764
General Mills, Inc.	231	13,952
		18,716
Household Products – 1.13%
The Procter & Gamble Co.	513	34,397
Tobacco – 0.60%
Altria Group, Inc.	264	5,280
Philip Morris International Inc. (a)	252	12,860
		18,140
Total Consumer Staples (Cost $104,657)		105,577
Energy – 7.27%
Energy Equipment & Services – 0.58%
Transocean Inc. (a)(b)	119	17,548
Oil & Gas – 6.69%
Apache Corp.	459	61,818
Chevron Corp.	536	51,536
Marathon Oil Corp.	933	42,517

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 33.95% (Continued)
Energy – 7.27% (Continued)
Oil & Gas – 6.69% (Continued)
ConocoPhillips	551	$47,469
		203,340
Total Energy (Cost $221,461)		220,888
Financials – 7.31%
Capital Markets – 1.45%
Legg Mason, Inc.	349	21,038
Merrill Lynch & Co., Inc.	464	23,121
		44,159
Commercial Banks – 2.12%
Bank of America Corp.	745	27,967
SunTrust Banks, Inc.	247	13,770
UnionBanCal Corp.	431	22,632
		64,369
Diversified Financial Services – 1.34%
Citigroup, Inc.	479	12,104
JPMorgan Chase & Co.	602	28,685
		40,789
Insurance – 1.95%
The Allstate Corp.	192	9,669
American International Group, Inc.	594	27,443
The Hartford Financial Services Group, Inc.	309	22,022
		59,134
Thrifts & Mortgage Finance – 0.45%
Washington Mutual, Inc.	1,111	13,654
Total Financials (Cost $215,225)		222,105
Health Care – 2.51%
Health Care Equipment & Supplies – 0.48%
Boston Scientific Corp. (a)	1,089	14,516
Health Care Providers & Services – 1.39%
AmerisourceBergen Corp.	392	15,896

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 33.95% (Continued)
Health Care – 2.51% (Continued)
Health Care Providers
& Services – 1.39% (Continued)
Laboratory Corp. of America Holdings (a)	210	$15,880
Quest Diagnostics, Inc.	210	10,538
		42,314
Pharmaceuticals – 0.64%
Johnson & Johnson	157	10,533
Pfizer, Inc.	447	8,989
		19,522
Total Health Care (Cost $73,901)		76,352
Industrials – 5.00%
Aerospace & Defense – 1.27%
Honeywell International, Inc.	431	25,601
United Technologies Corp.	182	13,190
		38,791
Air Freight & Logistics – 0.29%
FedEx Corp.	93	8,916
Building Products – 0.18%
Masco Corp.	295	5,372
Electrical Equipment – 0.70%
Emerson Electric Co.	408	21,322
Industrial Conglomerates – 0.42%
General Electric Co.	387	12,655
Machinery – 1.23%
Dover Corp.	480	23,746
Ingersoll-Rand Co., Ltd. (b)	305	13,536
		37,282
Road & Rail – 0.91%
Burlington Northern Santa Fe Corp.	270	27,689
Total Industrials (Cost $148,231)		152,027

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 33.95% (Continued)
Information Technology – 1.60%
Computers & Peripherals – 0.58%
Dell Inc. (a)	956	$17,810
Semiconductor &
Semiconductor Equipment – 1.02%
Intel Corp.	1,388	30,897
Total Information Technology (Cost $48,832)		48,707
Materials – 1.48%
Metals & Mining – 1.48%
Alcoa, Inc.	757	26,329
Freeport-McMoRan Copper & Gold, Inc.	165	18,769
Total Materials (Cost $45,335)		45,098
Telecommunication Services – 0.86%
Diversified Telecommunication Services – 0.86%
AT&T, Inc.	673	26,052
Total Telecommunication Services (Cost $25,160)		26,052
Utilities – 1.56%
Electric Utilities – 0.45%
FPL Group, Inc.	207	13,722
Multi-Utilities & Unregulated Power – 1.11%
Public Service Enterprise Group, Inc.	769	33,767
Total Utilities (Cost $48,003)		47,489
TOTAL COMMON STOCKS (Cost $1,018,651)		1,032,171
CLOSED-END FUNDS – 0.31%
John Hancock Bank and Thrift Opportunity Fund	1,581	9,344
TOTAL CLOSED-ENDED FUNDS (Cost $9,185)		9,344
EXCHANGE-TRADED FUNDS – 63.64%
Vanguard Value ETF	30,879	1,934,569
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,909,643)		1,934,569

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.72%
Investment Companies – 1.72%
Fidelity Institutional Money
Market Portfolio	52,388	$52,388
TOTAL SHORT-TERM INVESTMENTS
(Cost $52,388)		52,388
Total Investments (Cost $2,989,867) – 99.62%		3,028,472
Other Assets in Excess of Liabilities – 0.38%		11,648
TOTAL NET ASSETS – 100.00%		$3,040,120

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Non Income Producing
(b)	Foreign Issued Security

FAS 157 – Summary of Fair Value Exposure at April 30, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2008 (Unaudited):

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$3,028,472	$—
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$3,028,472	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 47.69%
Consumer Discretionary – 10.48%
Commercial Services & Supplies – 0.72%
DeVry, Inc.	765	$43,605
Diversified Consumer Services – 0.59%
Capella Education Co. (a)	555	35,792
Hotels Restaurants & Leisure – 1.61%
Bally Technologies, Inc. (a)	1,060	35,711
Chipotle Mexican Grill, Inc. (a)	245	24,042
Ctrip.com International Ltd. - ADR (b)	620	38,477
		98,230
Household Durables – 0.53%
Tupperware Brands Corp.	825	32,505
Internet & Catalog Retail – 1.93%
Netflix Inc. (a)	1,415	45,252
Priceline.com, Inc. (a)	305	38,930
VistaPrint Ltd. (a)(b)	990	33,690
		117,872
Media – 0.63%
Focus Media Holding Ltd. - ADR (a)(b)	1,049	38,698
Multiline Retail – 0.73%
Big Lots, Inc. (a)	1,655	44,735
Specialty Retail – 1.67%
GameStop Corp. (a)	595	32,749
Guess?, Inc.	885	33,878
Tiffany & Co.	810	35,267
		101,894
Textiles, Apparel & Luxury Goods – 2.07%
Deckers Outdoor Corp. (a)	290	40,040
Skechers U.SA, Inc. (a)	1,555	36,776
The Warnaco Group, Inc. (a)	1,070	49,370
		126,186
Total Consumer Discretionary (Cost $621,743)		639,517

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 47.69% (Continued)
Energy – 4.74%
Energy Equipment & Services – 4.19%
Cameron International Corp. (a)	671	$33,033
Core Laboratories N.V. (a)(b)	290	36,331
Dawson Geophysical Co. (a)	540	39,064
Dril-Quip, Inc. (a)	640	36,582
FMC Technologies, Inc. (a)	630	42,336
Oil States International, Inc. (a)	700	35,042
Superior Energy Services, Inc. (a)	760	33,729
		256,117
Oil & Gas – 0.55%
Quicksilver Resources Inc. (a)	805	33,399
Total Energy (Cost $297,156)		289,516
Financials – 2.00%
Capital Markets – 0.55%
Greenhill & Co., Inc.	520	33,826
Consumer Finance – 0.43%
Dollar Financial Corp. (a)	1,205	26,004
Diversified Financial Services – 0.46%
The Nasdaq OMX Group, Inc. (a)	775	28,249
Security Brokers, Dealers,
And Flotation Companies – 0.56%
Knight Capital Group, Inc. (a)	1,825	34,146
Total Financials (Cost $126,839)		122,225
Health Care – 8.91%
Biotechnology – 2.20%
Cubist Pharmaceuticals, Inc. (a)	1,760	34,074
Martek Biosciences Corp. (a)	1,020	35,965
OSI Pharmaceuticals, Inc. (a)	885	30,665
United Therapeutics Corp. (a)	400	33,800
		134,504

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 47.69% (Continued)
Health Care – 8.91% (Continued)
Health Care Equipment & Supplies – 2.21%
ArthroCare Corp. (a)	765	$34,471
Conmed Corp. (a)	1,365	34,835
Cynosure, Inc. (a)	1,360	35,387
Mindray Medical International Ltd. - ADR (b)	880	29,920
		134,613
Health Care Providers & Services – 2.86%
Amedisys, Inc. (a)	795	41,181
AMERIGROUP Corp. (a)	1,180	30,668
Icon plc - ADR (a)(b)	585	42,120
MedCath Corp. (a)	1,390	25,798
PAREXEL International Corp. (a)	1,380	35,052
		174,819
Hospital And Medical Service Plans – 0.52%
Axis Capital Holdings Ltd. (b)	940	31,875
Medical Devices – 0.45%
Intuitive Surgical, Inc. (a)	95	27,480
Pharmaceuticals – 0.67%
Perrigo Co.	995	40,785
Total Health Care (Cost $526,298)		544,076
Industrials – 7.83%
Aerospace & Defense – 1.79%
AAR Corp. (a)	1,566	36,644
Esterline Technologies Corp. (a)	695	38,684
Rockwell Collins, Inc.	540	34,079
		109,407
Commercial Services & Supplies – 1.09%
Clean Harbors, Inc. (a)	600	39,582
United Stationers Inc. (a)	615	27,115
		66,697

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 47.69% (Continued)
Industrials – 7.83% (Continued)
Construction & Engineering – 2.12%
Chicago Bridge & Iron Co. N.V. (b)	775	$30,876
EMCOR Group, Inc. (a)	1,490	37,339
Foster Wheeler Ltd. (a)(b)	440	28,024
McDermott International, Inc. (a)(b)	620	33,220
		129,459
Machinery – 2.36%
AGCO Corp. (a)	545	32,771
Barnes Group Inc.	1,080	28,166
Bucyrus International, Inc.	385	48,483
The Manitowoc Co., Inc.	910	34,416
		143,836
Metal Heat Treating – 0.47%
Dynamic Materials Corp.	610	28,688
Total Industrials (Cost $488,835)		478,087
Information Technology – 12.71%
Communications Equipment – 1.62%
Ciena Corp. (a)	1,055	35,670
CommScope, Inc. (a)	770	36,614
Comtech Telecommunications Corp. (a)	685	26,530
		98,814
Electronic Equipment & Instruments – 3.08%
Amphenol Corp.	795	36,713
FARO Technologies, Inc. (a)	1,030	36,297
FLIR Systems, Inc. (a)	1,120	38,450
Plexus Corp. (a)	1,295	31,197
SunPower Corp. (a)	522	45,555
		188,212
Information Retrieval Services – 0.67%
Shanda Interactive Entertainment Ltd. - ADR (a)(b)	1,185	40,634
Internet Software & Services – 2.66%
Akamai Technologies, Inc. (a)	995	35,591

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 47.69% (Continued)
Information Technology – 12.71% (Continued)
Internet Software & Services – 2.66% (Continued)
Baidu.com, Inc. - ADR (a)(b)	125	$45,700
Blue Coat Systems, Inc. (a)	1,830	38,631
Sohu.com, Inc. (a)	610	42,169
		162,091
IT Services – 1.18%
Hewitt Associates, Inc. (a)	890	36,490
ManTech International Corp. (a)	740	35,350
		71,840
Semiconductor &
Semiconductor Equipment – 0.63%
JA Solar Holdings Co., Ltd. - ADR (a)(b)	1,615	38,776
Software – 2.32%
ANSYS, Inc. (a)	890	35,805
JDA Software Group, Inc. (a)	1,860	35,154
MICROS Systems, Inc. (a)	995	35,472
SPSS, Inc. (a)	835	35,270
		141,701
Wireless Equipment – 0.55%
Sierra Wireless, Inc. (a)(b)	1,785	33,380
Total Information Technology (Cost $742,651)		775,448
Transportation – 0.53%
Transportation By Air – 0.53%
Grupo Aeroportuario
del Pacifico SA de CV - ADR (b)	785	32,083
Total Transportation (Cost $33,695)		32,083
Telecommunication Services – 0.49%
Diversified Telecommunication Services – 0.49%
Tele Norte Leste Participacoes SA - ADR (b)	1,315	30,127
Total Telecommunication Services (Cost $33,971)		30,127
TOTAL COMMON STOCKS (Cost $2,871,188)		2,911,079

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 48.33%
Vanguard Mid-Cap Growth Index Fund	24,441	$1,497,744
Vanguard Small-Cap Growth ETF	21,697	1,452,614
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,884,552)		2,950,358
SHORT-TERM INVESTMENTS – 3.70%
Investment Companies – 3.70%
Aim Liquid Assets	196,787	196,787
Fidelity Institutional Money
Market Portfolio	28,967	28,967
TOTAL SHORT-TERM INVESTMENTS
(Cost $225,754)		225,754
Total Investments (Cost $5,981,494) – 99.72%		6,087,191
Other Assets in Excess of Liabilities – 0.28%		17,183
TOTAL NET ASSETS – 100.00%		$6,104,374

FOOTNOTES
Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

FAS 157 – Summary of Fair Value Exposure at April 30, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2008 (Unaudited):

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$6,087,191	$—
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$6,087,191	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 49.09%
Consumer Discretionary – 2.37%
Apparel – 1.66%
Hanesbrands, Inc. (a)	2,700	$94,554
Household Durables – 0.71%
Jarden Corp. (a)	1,900	40,508
Total Consumer Discretionary (Cost $132,696)		135,062
Consumer Staples – 1.26%
Food Products – 1.26%
Dean Foods Co. (a)	3,100	72,044
Total Consumer Staples (Cost $65,782)		72,044
Energy – 8.89%
Energy Equipment & Services – 5.20%
Global Industries, Ltd. (a)	2,800	44,688
Helix Energy Solutions Group, Inc. (a)	1,500	51,825
Hercules Offshore, Inc. (a)	2,200	57,992
Superior Energy Services, Inc. (a)	3,200	142,016
		296,521
Oil & Gas – 3.69%
Cabot Oil & Gas Corp.	1,580	90,012
Holly Corp.	1,200	49,776
Petrohawk Energy Corp. (a)	3,000	70,920
		210,708
Total Energy (Cost $520,744)		507,229
Financials – 10.33%
Accident And Health Insurance – 1.04%
PartnerRe Ltd. (b)	800	59,184
Fire, Marine, And Casualty Insurance – 0.95%
American Safety Insurance Holdings, Ltd. (a)(b)	3,200	54,208
Hotels And Motels – 0.72%
Sunstone Hotel Investors, Inc.	2,200	41,096

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 49.09% (Continued)
Financials – 10.33% (Continued)
Insurance – 1.13%
HCC Insurance Holdings, Inc.	2,600	$64,168
Real Estate – 6.49%
Annaly Capital Management, Inc.	6,900	115,644
Capstead Mortgage Corp.	3,400	43,860
LTC Properties, Inc.	3,000	81,690
OMEGA Healthcare Investors, Inc.	4,200	73,500
Parkway Properties, Inc.	1,400	55,524
		370,218
Total Financials (Cost $588,643)		588,874
Health Care – 1.49%
Health Care Equipment & Supplies – 0.59%
Orthofix International N.V. (a)(b)	1,100	33,836
Health Care Providers & Services – 0.90%
Chemed Corp.	1,500	51,150
Total Health Care (Cost $94,201)		84,986
Industrials – 16.84%
Commercial Services & Supplies – 4.15%
FTI Consulting Inc. (a)	1,600	102,400
Navigant Consulting, Inc. (a)	3,200	64,384
Republic Services, Inc.	2,200	69,938
		236,722
Construction & Engineering – 2.82%
McDermott International, Inc. (a)(b)	3,000	160,740
Electrical Equipment – 1.09%
Acuity Brands, Inc.	1,300	62,192
Marine – 5.69%
Dryships, Inc. (b)	1,200	99,000
Genco Shipping & Trading Ltd. (b)	2,400	162,360
Omega Navigation Enterprises, Inc. (b)	3,500	63,315
		324,675

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 49.09% (Continued)
Industrials – 16.84% (Continued)
Transportation Infrastructure – 3.09%
Aegean Marine Petroleum Network Inc. (b)	3,300	$120,021
StealthGas, Inc. (b)	3,500	56,140
		176,161
Total Industrials (Cost $963,895)		960,490
Information Technology – 2.69%
Computers & Peripherals – 0.75%
Hypercom Corp. (a)	10,000	42,700
Electronic Equipment & Instruments – 1.20%
Cogent Inc. (a)	4,900	45,717
I.D. Systems, Inc. (a)	2,655	22,541
		68,258
Software – 0.74%
Fair Isaac Corp.	1,700	42,109
Total Information Technology (Cost $157,927)		153,067
Services – 0.98%
Truck Rental And Leasing,
Without Drivers – 0.98%
Wright Express Corp. (a)	1,700	56,100
Total Services (Cost $57,358)		56,100
Telecommunication Services – 1.05%
Diversified Telecommunication Services – 1.05%
Citizens Communications Co.	5,600	60,032
Total Telecommunication Services (Cost $57,568)		60,032
Utilities – 3.19%
Electric Utilities – 1.96%
ALLETE, Inc.	1,400	58,478
UIL Holdings Corp.	1,700	53,210
		111,688

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 49.09% (Continued)
Utilities – 3.19% (Continued)
Multi-Utilities & Unregulated Power – 1.23%
CMS Energy Corp.	4,800	$69,984
Total Utilities (Cost $179,799)		181,672
TOTAL COMMON STOCKS (Cost $2,818,613)		2,799,556
EXCHANGE-TRADED FUNDS – 46.55%
Vanguard Mid-Cap Value Index Fund	25,150	1,292,710
Vanguard Small-Cap Value ETF	21,596	1,361,628
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,630,160)		2,654,338
SHORT-TERM INVESTMENTS – 3.88%
Investment Companies – 3.88%
Fidelity Institutional Money
Market Portfolio	221,677	221,677
TOTAL SHORT-TERM INVESTMENTS
(Cost $221,677)		221,677
Total Investments (Cost $5,670,450) – 99.52%		5,675,571
Other Assets in Excess of Liabilities – 0.48%		27,318
TOTAL NET ASSETS – 100.00%		$5,702,889

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Non Income Producing
(b)	Foreign Issued Security

FAS 157 – Summary of Fair Value Exposure at April 30, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2008 (Unaudited):

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$5,675,571	$—
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$5,675,571	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 37.94%
Australia – 0.79%
BHP Billiton Ltd. (b)	2,135	$85,148
Belgium – 1.21%
InBev NV (b)	1,089	89,782
KBC Groep NV (b)	302	41,092
		130,874
Bermuda – 1.11%
Esprit Holdings Ltd. (b)	6,400	78,756
Li & Fung Ltd. (b)	10,000	41,383
		120,139
Brazil – 0.81%
Companhia de Bebidas das Americas - ADR (b)	544	39,875
Petroleo Brasileiro SA - ADR (b)	466	47,113
		86,988
Canada – 1.80%
Canadian Natural Resources Ltd. (a)(b)	600	50,968
Canadian National Railway Co. (a)(b)	700	36,658
Manulife Financial Corp. (a)(b)	1,000	39,092
Suncor Energy, Inc. (a)(b)	600	67,709
		194,427
Denmark – 0.61%
Novo Nordisk A/S (b)	950	65,400
Finland – 0.29%
Nokia Oyj (b)	1,000	30,792
France – 1.72%
Axa (b)	1,596	59,573
Cap Gemini SA (b)	715	43,530
Total SA (b)	979	82,456
		185,559
Germany – 6.01%
Bayer AG (b)	1,253	107,216
Commerzbank AG (b)	1,238	45,041
Continental AG (b)	299	35,263

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 37.94% (Continued)
Germany – 6.01% (Continued)
Daimler AG (b)	786	$61,279
Deutsche Boerse AG (b)	210	30,895
Henkel AG & Co. KGaA (b)	1,235	52,742
Merck KGaA (b)	557	79,328
Porsche Automobil Holdings SE (b)	626	115,791
Puma AG Rudolf Dassler Sport (b)	170	60,724
Siemens AG (b)	515	60,769
		649,048
Greece – 0.37%
OPAP SA (b)	1,010	39,427
Hong Kong – 1.24%
China Mobile Ltd. (b)	4,368	75,162
Hutchison Whampoa Ltd. (b)	6,000	58,705
		133,867
India – 0.81%
Infosys Technologies Ltd. - ADR (b)	2,012	87,904
Indonesia – 0.56%
PT Astra International Tbk (b)	10,000	21,687
PT Telekomunikasi Indonesia (a)(b)	40,500	38,866
		60,553
Israel – 0.87%
Teva Pharmaceutical Industries Ltd. - ADR (b)	2,004	93,747
Italy – 1.22%
Eni SpA (b)	1,973	76,218
Finmeccanica SpA (b)	1,598	55,893
		132,111
Japan – 3.43%
DENSO Corp. (b)	1,400	48,603
FANUC Ltd. (b)	700	73,578
Keyence Corp. (b)	200	50,892
Komatsu Ltd. (b)	2,100	63,615
ORIX Corp. (b)	110	19,845

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 37.94% (Continued)
Japan – 3.43% (Continued)
Suzuki Motor Corp. (b)	2,100	$53,113
Toyota Motor Corp. (b)	1,200	60,816
		370,462
Mexico – 1.36%
America Movil SAB de C.V. - ADR (b)	1,372	79,521
Desarrolladora Homex S.A. de C.V. - ADR (a)(b)	510	30,386
Grupo Televisa S.A. - ADR (b)	869	21,447
Urbi, Desarrollos Urbanos, S.A. de C.V. (a)(b)	4,800	15,381
		146,735
Netherlands – 1.18%
Heineken Holdings NV	925	47,663
TNT NV	2,041	79,514
		127,177
Norway – 0.40%
Petroleum Geo-Services ASA (b)	1,600	43,702
Republic of Ireland – 0.69%
Anglo Irish Bank Corp. PLC (b)	2,223	31,240
CRH PLC (b)	1,132	43,411
		74,651
Singapore – 1.26%
Keppel Corp. Ltd. (b)	8,000	60,883
United Overseas Bank Ltd. (b)	5,000	75,219
		136,102
South Africa – 0.30%
Standard Bank Group Ltd. (a)(b)	2,700	32,135
Spain – 0.93%
Banco Santander SA (b)	1,268	27,422
Telefonica SA (b)	2,523	73,157
		100,579
Switzerland – 4.09%
Compagnie Financiere Richemont SA (b)	852	51,927

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 37.94% (Continued)
Switzerland – 4.09% (Continued)
Credit Suisse Group (b)	595	$33,134
Nestle SA (b)	214	102,647
Roche Holding AG (b)	683	113,905
Sonova Holding AG (b)	501	42,405
Syngenta AG (b)	328	97,974
		441,992
Taiwan – 0.23%
Taiwan Semiconductor
Manufacturing Co., Ltd. - ADR (b)	2,182	24,526
United Kingdom – 4.65%
Aviva PLC (b)	3,029	37,912
Capita Group PLC (b)	3,053	40,246
Enterprise Inns PLC (b)	1,216	9,266
Imperial Tobacco Group PLC (b)	1,475	70,943
Informa PLC (b)	4,840	33,249
International Power PLC (b)	6,474	56,542
Reckitt Benckiser Group PLC (b)	1,173	68,523
Shire PLC (b)	2,250	41,896
Tesco PLC (b)	7,319	62,430
WPP Group PLC (b)	6,619	81,398
		502,405
TOTAL COMMON STOCKS (Cost $4,076,294)		4,096,450
EXCHANGE-TRADED FUNDS – 54.25%
iShares MSCI EAFE Index Fund	75,579	5,729,644
iShares MSCI South Korea Index Fund	825	49,599
iShares MSCI Taiwan Index Fund	4,772	79,024
TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,772,517)		5,858,267
CLOSED-END FUNDS – 0.34%
India Fund, Inc.	740	37,044
TOTAL CLOSED-END FUNDS (Cost $34,539)		37,044

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 6.07%
Investment Companies – 6.07%
Fidelity Institutional Money
Market Portfolio	655,757	$655,757
TOTAL SHORT-TERM INVESTMENTS
(Cost $655,757)		655,757
Total Investments (Cost $10,539,107) – 98.60%		10,647,518
Other Assets in Excess of Liabilities – 1.40%		150,731
TOTAL NET ASSETS – 100.00%		$10,798,249

FOOTNOTES
Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

FAS 157 – Summary of Fair Value Exposure at April 30, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2008 (Unaudited):

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$10,433,057	$—
Level 2 - Other significant observable inputs	214,461	—
Level 3 - Significant unobservable inputs	—	—
Total	$10,647,518	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
PORTFOLIO DIVERSIFICATION
April 30, 2008 (Unaudited)

	Value	Percentage
Consumer Discretionary	$859,896	7.96%
Consumer Staples	534,606	4.95%
Energy	368,166	3.41%
Financials	472,600	4.38%
Health Care	436,681	4.05%
Industrials	529,860	4.91%
Information Technology	237,644	2.20%
Materials	333,749	3.09%
Telecommunication Services	266,706	2.47%
Utilities	56,542	0.52%
Total Foreign Common Stocks	4,096,450	37.94%
Total Exchange-Traded Funds	5,858,267	54.25%
Total Closed-End Funds	37,044	0.34%
Total Short-Term Investments	655,757	6.07%
Total Investments	10,647,518	98.60%
Other Assets in Excess of Liabilities	150,731	1.40%
Total Net Assets	$10,798,249	100.00%

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 90.59%
Bahamas – 1.02%
Ultrapetrol Bahamas Ltd. (a)(b)	6,477	$62,244
Bermuda – 3.01%
Credicorp Ltd. (b)	1,415	113,709
Peace Mark Holdings Ltd. (b)	60,000	69,908
		183,617
Brazil – 17.01%
Aracruz Celulose SA - ADR (b)	770	62,062
Companhia Brasileira de
Distribuicao Grupo Pao de Acucar - ADR (b)	1,900	86,431
Companhia de Bebidas das Americas - ADR (b)	721	52,849
Companhia Energetica de Minas Gerais - ADR (b)	5,418	111,132
Companhia Siderurgica Nacional SA - ADR (b)	1,647	71,068
Companhia Vale do Rio Doce - ADR (b)	7,206	229,439
Net Servicos de Comunicacao SA - ADR (b)	6,561	89,558
Petroleo Brasileiro SA - ADR (b)	1,903	231,062
Tele Norte Leste Participacoes SA - ADR (b)	2,494	57,138
Tim Participacoes SA - ADR (b)	1,440	48,355
		1,039,094
Cayman Islands – 0.68%
China Medical Technologies, Inc. - ADR (b)	1,107	41,402
Chile – 1.20%
Enersis SA - ADR (b)	3,897	73,575
China – 8.77%
Aluminum Corp. of China Ltd. - ADR (b)	1,644	70,396
China Petroleum & Chemical Corp. - ADR (b)	1,130	121,486
Datang International Power
Generation Co. Ltd. - ADR (b)	6,585	90,733
PetroChina Co. Ltd. - ADR (b)	371	56,073
Sinopec Shanghai Petrochemical Co. Ltd. - ADR (b)	592	23,414
Yanzhou Coal Mining Co. Ltd. - ADR (b)	1,881	173,510
		535,612
Colombia – 2.67%
Bancolombia SA - ADR (b)	4,087	163,153

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 90.59% (Continued)
Hong Kong – 3.71%
China Mobile Ltd. - ADR (b)	2,622	$226,331
India – 6.60%
Dr Reddy’s Laboratories Ltd. - ADR (b)	5,408	82,580
HDFC Bank Ltd. - ADR (b)	1,259	142,015
Infosys Technologies Ltd. - ADR (b)	3,034	132,555
Tata Motors Ltd. - ADR (b)	2,800	46,312
		403,462
Indonesia – 3.84%
PT Bumi Resources Tbk (b)	40,500	29,205
PT Indosat Tbk - ADR (b)	4,520	150,652
PT United Tractors Tbk (b)	42,000	54,880
		234,737
Israel – 3.44%
Check Point Software Technologies Ltd. (a)(b)	3,320	78,418
Teva Pharmaceutical Industries Ltd. - ADR (b)	2,816	131,732
		210,150
Luxembourg – 1.47%
Tenaris SA - ADR (b)	1,692	89,693
Malaysia – 1.85%
Bumiputra-Commerce Holdings Bhd (b)	18,300	57,640
IOI Corp. Bhd (a)(b)	24,100	55,692
		113,332
Mexico – 7.24%
America Movil SAB de CV - ADR (b)	2,024	117,311
Cemex SAB de CV - ADR (a)(b)	2,012	55,632
Corporacion GEO SAB de CV (a)(b)	15,323	57,238
Fomento Economico Mexicano,
SAB de CV - ADR (b)	1,598	69,433
Grupo Financiero Banorte SAB de CV (b)	13,057	57,649
Grupo Mexico SAB de CV (b)	3,684	26,929
Wal-Mart de Mexico SAB de CV - ADR (b)	1,443	57,952
		442,144

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 90.59% (Continued)
Russia – 10.30%
Gazprom - ADR (a)(b)	2,176	$115,219
LUKOIL - ADR (b)	2,060	184,576
Mining and Metallurgical Co.
Norilsk Nickel - ADR (b)	5,104	137,706
Mobile Telesystems - ADR (a)(b)	1,635	126,843
Polypus Gold - ADR (b)	1,220	64,660
		629,004
South Africa – 6.20%
Impala Platinum Holdings Ltd. - ADR (b)	1,707	69,655
Massmart Holdings Ltd. (b)	6,410	59,974
MTN Group Ltd. (b)	3,292	62,908
Naspers Ltd. - ADR (b)	2,800	60,934
Sasol - ADR (b)	1,176	66,620
Standard Bank Group Ltd. (a)(b)	4,917	58,522
		378,613
South Korea – 5.28%
Kookmin Bank - ADR (a)(b)	1,613	112,507
POSCO - ADR (a)(b)	885	109,209
SK Telecom Co., Ltd. - ADR (a)(b)	4,455	100,549
		322,265
Switzerland – 1.73%
Banco Bradesco SA - ADR (b)	4,686	105,810
Taiwan – 2.73%
Taiwan Semiconductor
Manufacturing Co., Ltd. - ADR (b)	14,812	166,487
Thailand – 0.97%
Advanced Info Service Public Co. Ltd. - ADR (b)	20,403	59,518
United Kingdom – 0.87%
Eurasian Natural Resources Corp. (a)(b)	2,219	52,945
TOTAL COMMON STOCKS (Cost $5,424,968)		5,533,188

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 4.07%
Vanguard Emerging Markets ETF	2,435	$248,711
Total Exchange-Traded Funds (Cost $247,455)		248,711
SHORT-TERM INVESTMENTS – 7.78%
Investment Companies – 7.78%
Aim Liquid Assets	228,920	228,920
The AIM STIT-STIC Prime Portfolio	37,579	37,579
Fidelity Institutional Money
Market Portfolio	208,770	208,770
TOTAL SHORT-TERM INVESTMENTS
(Cost $475,269)		475,269
Total Investments (Cost $6,147,692) – 102.44%		6,257,168
Liabilities in Excess of Other Assets – (2.44)%		(148,758)
TOTAL NET ASSETS – 100.00%		$6,108,410

FOOTNOTES
Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

FAS 157 – Summary of Fair Value Exposure at April 30, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2008 (Unaudited):

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$5,854,997	$—
Level 2 - Other significant observable inputs	402,171	—
Level 3 - Significant unobservable inputs	—	—
Total	$6,257,168	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
PORTFOLIO DIVERSIFICATION
April 30, 2008 (Unaudited)

	Value	Percentage
Consumer Discretionary	$323,950	5.30%
Consumer Staples	326,639	5.35%
Energy	804,241	13.17%
Financials	811,005	13.28%
Health Care	255,714	4.19%
Industrials	117,124	1.92%
Information Technology	377,460	6.18%
Materials	1,292,010	21.15%
Telecommunication Services	949,605	15.54%
Utilities	275,440	4.51%
Total Foreign Common Stock	5,533,188	90.59%
Total Exchange-Traded Funds	248,711	4.07%
Total Short-Term Investments	475,269	7.78%
Total Investments	6,257,168	102.44%
Liabilities in Excess of Other Assets	(148,758)	(2.44%	)
Total Net Assets	$6,108,410	100.00%

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 30.84%
SPDR Lehman International Treasury Bond ETF	16,477	$925,184
TOTAL EXCHANGE-TRADED FUNDS
(Cost $934,480)		925,184
OPEN-END FUNDS – 67.90%
Loomis Sayles Global Bond Fund	93,473	1,530,155
Oppenheimer International Bond Fund	76,409	506,590
TOTAL OPEN-END FUNDS (Cost $2,040,372)		2,036,745
SHORT-TERM INVESTMENTS – 0.60%
Investment Companies – 0.60%
Fidelity Institutional Money
Market Portfolio	17,842	17,842
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,842)		17,842
Total Investments (Cost $2,992,694) – 99.34%		2,979,771
Other Assets in Excess of Liabilities – 0.66%		19,859
TOTAL NET ASSETS – 100.00%		$2,999,630

FOOTNOTES
Percentages are stated as a percent of net assets.

FAS 157 – Summary of Fair Value Exposure at April 30, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2008 (Unaudited):

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$2,979,771	$—
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$2,979,771	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES – 0.42%
Household Credit Card Master
Note Trust, 5.10%, 06/15/2012	$25,000	$25,220
TOTAL ASSET BACKED SECURITIES
(Cost $25,283)		25,220
CORPORATE BONDS – 4.05%
Consumer Staples – 0.42%
Food & Staples Retailing – 0.42%
CVS Caremark Corp., 5.75%, 06/01/2017	25,000	25,378
Total Consumer Staples (Cost $25,261)		25,378
Financials – 2.34%
Diversified Financial Services – 2.01%
Bank of America Corp., 4.50%, 08/01/2010	30,000	30,281
Bank of America Corp., 4.90%, 05/01/2013	30,000	30,099
Bank of America Corp., 8.125%, 12/29/2049	30,000	30,697
Citigroup Inc., 5.625%, 08/27/2012	30,000	29,950
		121,027
Insurance – 0.33%
American International Group, Inc.,
5.850%, 01/16/2018	20,000	20,170
Total Financials (Cost $140,252)		141,197
Health Care – 0.50%
Biotechnology – 0.50%
Amgen, Inc., 4.00%, 11/18/2009	30,000	29,983
Total Health Care (Cost $30,107)		29,983
Telecommunication Services – 0.46%
Communications – 0.46%
Verizon Communications, 7.375%, 09/01/2012	25,000	27,468
Total Telecommunications Services (Cost $27,425)		27,468

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS – 4.05% (Continued)
Utilities – 0.33%
Electric Utilities – 0.33%
Peco Energy Co., 4.750%, 10/01/2012	$20,000	$20,066
Total Utilities (Cost $20,260)		20,066
TOTAL CORPORATE BONDS (Cost $243,305)		244,092

	Shares
EXCHANGE-TRADED FUNDS – 48.33%
Vanguard Total Bond Market ETF	37,554	2,913,064
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,885,547)		2,913,064

	Principal
	Amount
U.S. GOVERNMENT AGENCY ISSUES – 1.69%
FNMA, 6.00%, 05/15/2035	$100,000	102,234
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $102,047)		102,234
U.S. TREASURY OBLIGATIONS – 36.05%
U.S. Treasury Inflation Index – 4.13%
2.00%, 01/15/2014	102,983	108,550
2.625%, 07/15/2017	127,515	140,336
		248,886
U.S. Treasury Note – 31.92%
2.00%, 02/28/2010	275,000	273,862
2.75%, 02/28/2013	550,000	543,126
4.625%, 08/31/2011	650,000	692,199
4.75%, 08/15/2017	385,000	414,898
		1,924,085
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,175,680)		2,172,971

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 11.04%
Investment Companies – 11.04%
Fidelity Institutional Money
Market Portfolio	665,392	$665,392
TOTAL SHORT-TERM INVESTMENTS
(Cost $665,392)		665,392
Total Investments (Cost $6,097,254) – 101.58%		6,122,973
Liabilities in Excess of Other Assets – (1.58)%		(95,515)
TOTAL NET ASSETS – 100.00%		$6,027,458

FOOTNOTES
Percentages are stated as a percent of net assets.
FNMA  Federal National Mortgage Assoc.

FAS 157 – Summary of Fair Value Exposure at April 30, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2008 (Unaudited):

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$3,578,456	$—
Level 2 - Other significant observable inputs	2,544,517	—
Level 3 - Significant unobservable inputs	—	—
Total	$6,122,973	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS – 13.43%
California – 3.59%
State of California Department of
Water Resources, 5.00%, 12/01/2021	$250,000	$268,143
New Jersey – 2.16%
New Jersey Economic Development Authority,
5.00%, 03/01/2017	150,000	161,051
New York – 2.13%
New York State Thruway Authority,
5.00%, 03/15/2021	150,000	158,883
North Carolina – 0.68%
North Carolina Eastern Municipal Power Agency,
5.25%, 01/01/2020	50,000	50,840
Tennessee – 1.34%
The Tennessee Energy Acquisition Corp.,
5.25%, 09/01/2020	100,000	99,992
Texas – 1.44%
Texas Transportation Commission State Highway,
5.00%, 04/01/2018	100,000	107,771
Utah – 2.09%
Intermountain Power Agency of Utah,
5.25%, 07/01/2020	150,000	155,674
TOTAL MUNICIPAL BONDS (Cost $1,001,630)		1,002,354

	Shares
EXCHANGE-TRADED FUNDS – 58.60%
iShares S&P National Municipal Bond Fund	28,933	2,912,974
Market Vectors Lehman Brothers AMT-Free
Intermediate Municipal ETF	14,100	1,458,645
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,412,298)		4,371,619

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2008 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 33.31%
Investment Companies – 33.31%
Fidelity Institutional
Tax-Exempt Portfolio	2,485,392	$2,485,392
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,485,392)		2,485,392
Total Investments (Cost $7,899,320) – 105.34%		7,859,365
Liabilities in Excess of Other Assets – (5.34)%		(398,909)
TOTAL NET ASSETS – 100.00%		$7,460,456

FOOTNOTES
Percentages are stated as a percent of net assets.

FAS 157 – Summary of Fair Value Exposure at April 30, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2008 (Unaudited):

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$6,857,011	$—
Level 2 - Other significant observable inputs	1,002,354	—
Level 3 - Significant unobservable inputs	—	—
Total	$7,859,365	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2008 (Unaudited)

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $2,679,094,
$2,989,867, $5,981,494, $5,670,450,
$10,539,107, $6,147,692, $2,992,694,
$6,097,254 and $7,899,320, respectively)	$2,742,843	$3,028,472	$6,087,191	$5,675,571
Foreign currencies, at value (cost $139,819)	—	—	—	—
Cash	—	—	—	—
Dividends and interest receivable	1,154	1,434	2,487	3,630
Receivable for securities sold	—	51,209	—	8,259
Prepaid expenses and other assets	16,585	16,585	16,585	17,085
Receivable from Advisor (Note 3)	26,969	26,345	25,419	25,579
Total Assets	2,787,551	3,124,045	6,131,682	5,730,124
LIABILITIES:
Due to custodian	—	—	—	—
Payable for securities purchased	—	60,172	—	—
Distribution fees payable	313	338	606	580
Accrued administration fees	3,142	2,642	3,177	3,177
Accrued audit fees	7,483	7,483	7,483	7,483
Accrued custody fees	834	834	929	929
Accrued compliance fees and expenses	1,319	1,319	1,319	1,319
Accrued fund accounting fees	4,075	4,035	6,685	6,644
Accrued legal fees	2,628	2,628	2,628	2,628
Accrued transfer agent fees	1,774	1,773	1,773	1,773
Other accrued expenses and other liabilities	2,704	2,701	2,708	2,702
Total Liabilities	24,272	83,925	27,308	27,235
NET ASSETS	$2,763,279	$3,040,120	$6,104,374	$5,702,889
NET ASSETS CONSIST OF:
Capital stock	$2,700,000	$2,999,905	$6,000,040	$5,700,270
Accumulated net investment income (loss)	(470)	113	(1,339)	442
Accumulated net realized gain (loss) on:
Investments	—	1,497	(24)	(2,944)
Foreign currency related transactions	—	—	—	—
Unrealized net appreciation (depreciation) on:
Investments	63,749	38,605	105,697	5,121
Foreign currency related transactions	—	—	—	—
Total Net Assets	$2,763,279	$3,040,120	$6,104,374	$5,702,889
NET ASSETS
Shares issued and outstanding
(Unlimited number of beneficial
interest authorized, $0.01 par value)	192,514	213,803	433,896	393,692
Net asset value, redemption price per share	$14.35	$14.22	$14.07	$14.49
Maximum offering price per share
(net asset value divided by 94.25%)	$15.23	$15.09	$14.93	$15.37

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2008 (Unaudited)

	Emerging		Intermediate	Intermediate
International	Markets	Global Bond	Taxable	Municipal
Equity Fund	Equity Fund	Fund	Bond Fund	Bond Fund

$10,647,518	$6,257,168	$2,979,771	$6,122,973	$7,859,365
139,216	—	—	—	—
—	—	1,910	—	—
15,730	13,808	512	19,613	4,818
46,995	—	—	21,463	—
16,585	16,585	16,585	16,585	16,585
25,246	27,507	27,007	25,939	25,333
10,891,290	6,315,068	3,025,785	6,206,573	7,906,101

1,865	—	—	—	28
62,922	178,809	—	151,943	418,304
1,024	606	257	609	740
3,177	3,177	2,552	3,177	3,177
7,483	7,483	7,483	7,483	7,483
963	963	959	933	930
1,319	1,319	1,319	1,319	1,319
7,228	7,231	6,551	6,567	6,578
2,628	2,628	2,626	2,626	2,626
1,774	1,774	1,769	1,771	1,771
2,658	2,668	2,639	2,687	2,689
93,041	206,658	26,155	179,115	445,645
$10,798,249	$6,108,410	$2,999,630	$6,027,458	$7,460,456

$10,700,000	$5,999,900	$3,010,837	$6,001,933	$7,500,523
15,195	9,988	1,716	28	(112)

(7,643)	(9,210)	—	(222)	—
(17,191)	745	—	—	—

108,410	109,476	(12,923)	25,719	(39,955)
(522)	(2,489)	—	—	—
$10,798,249	$6,108,410	$2,999,630	$6,027,458	$7,460,456

742,778	416,667	185,501	398,822	501,354
$14.54	$14.66	$16.17	$15.11	$14.88

$15.42	$15.55	$17.16	$16.03	$15.79

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS
Period Ended April 30, 2008 (Unaudited)

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income(1)	$279	$900	$11	$1,731
Interest income	1,127	1,243	2,540	2,423
Total investment income	1,406	2,143	2,551	4,154

EXPENSES:
Investment advisory fees (Note 3)	938	1,015	1,940	1,856
Administration fees (Note 3)	12,650	12,150	12,685	12,685
Distribution fees (Note 4)	313	338	606	580
Fund accounting fees (Note 3)	8,453	8,453	11,039	11,039
Audit fees	7,483	7,483	7,483	7,483
Federal and state registration fees	7,019	7,019	7,019	7,019
Transfer agent fees (Note 3)	4,641	4,642	4,642	4,642
Chief Compliance Officer fees
and expenses (Note 3)	2,652	2,652	2,652	2,652
Legal fees	2,652	2,652	2,652	2,652
Reports to shareholders	2,487	2,487	2,487	2,487
Trustees’ fees and expenses	1,989	1,989	1,989	1,989
Custody fees (Note 3)	1,757	1,757	1,856	1,856
Insurance expense	166	166	166	166
Other	829	829	829	829
Total expenses before
reimbursement from advisor	54,029	53,632	58,045	57,935
Expense reimbursement
from advisor (Note 3)	(52,153)	(51,602)	(54,155)	(54,223)
Net expenses	1,876	2,030	3,890	3,712
NET INVESTMENT INCOME (LOSS)	$(470)	$113	$(1,339)	$442

REALIZED AND
UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	$—	$1,497	$(24)	$(2,944)
Foreign currency related transactions	—	—	—	—
Change in unrealized
appreciation (depreciation) on:
Investments	63,749	38,605	105,697	5,121
Foreign currency related transactions	—	—	—	—
Net realized and unrealized gain (loss)	63,749	40,102	105,673	2,177
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$63,279	$40,215	$104,334	$2,619

(1)	Net of foreign taxes withheld of $0, $0, $0, $0, $2,633, $298, $0, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS (Continued)
Period Ended April 30, 2008 (Unaudited)

	Emerging		Intermediate	Intermediate
International	Markets	Global Bond	Taxable	Municipal
Equity Fund	Equity Fund	Fund	Bond Fund	Bond Fund

$16,506	$13,323	$8,192	$1,161	$921
5,244	542	581	4,745	3,584
21,750	13,865	8,773	5,906	4,505

3,278	2,302	770	1,461	1,777
12,685	12,685	10,185	12,685	12,685
1,024	606	257	609	740
11,635	11,635	11,138	11,138	11,138
7,483	7,483	7,483	7,483	7,483
7,019	7,019	7,019	7,019	7,019
4,642	4,642	4,642	4,642	4,642
2,652	2,652	2,652	2,652	2,652
2,652	2,652	2,652	2,652	2,652
2,487	2,487	2,487	2,487	2,487
1,989	1,989	1,989	1,989	1,989
5,370	5,370	5,370	1,856	1,856
166	166	166	166	166
829	829	829	829	829

63,911	62,517	57,639	57,668	58,115

(57,356)	(58,640)	(56,407)	(54,258)	(53,969)
6,555	3,877	1,232	3,410	4,146
$15,195	$9,988	$7,541	$2,496	$359

$(7,643)	$(9,210)	$—	$(222)	$—
(17,191)	745	—	—	—

108,410	109,476	(12,923)	25,719	(39,955)
(522)	(2,489)	—	—	—
83,054	98,522	(12,923)	25,497	(39,955)

$98,249	$108,510	$(5,382)	$27,993	$(39,596)

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS
Period Ended April 30, 2008* (Unaudited)

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
OPERATIONS:
Net investment income (loss)	$(470)	$113	$(1,339)	$442
Net realized gain (loss) on investments	—	1,497	(24)	(2,944)
Change in unrealized
appreciation (depreciation) on investments	63,749	38,605	105,697	5,121
Net increase (decrease) in net assets
resulting from operations	63,279	40,215	104,334	2,619

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	—	—	—	—
Total distributions	—	—	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	2,700,000	2,999,905	6,000,094	5,700,270
Dividends reinvested	—	—	—	—
Cost of shares redeemed	—	—	(54)	—
Net increase in net assets derived
from capital share transactions	2,700,000	2,999,905	6,000,040	5,700,270

TOTAL INCREASE IN NET ASSETS	2,763,279	3,040,120	6,104,374	5,702,889

NET ASSETS:
Beginning of period	—	—	—	—
End of period	$2,763,279	$3,040,120	$6,104,374	$5,702,889
Accumulated net investment
income (loss), end of period	$(470)	$113	$(1,339)	$442

CHANGES IN SHARES OUTSTANDING:
Shares sold	192,514	213,803	433,900	393,692
Shares issued to holders as
reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	(4)	—
Net increase
in shares outstanding	192,514	213,803	433,896	393,692

*	Commencement of operations for shares was December 31, 2007.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Period Ended April 30, 2008* (Unaudited)

	Emerging		Intermediate	Intermediate
International	Markets	Global Bond	Taxable	Municipal
Equity Fund	Equity Fund	Fund	Bond Fund	Bond Fund

$15,195	$9,988	$7,541	$2,496	$359
(24,834)	(8,465)	—	(222)	—

107,888	109,476	(12,923)	25,719	(39,955)

98,249	110,999	(5,382)	27,993	(39,596)

—	—	(5,825)	(2,468)	(471)
—	—	(5,825)	(2,468)	(471)

10,700,000	5,999,900	3,006,671	6,000,060	7,500,100
—	—	4,166	1,873	423
—	—	—	—	—

10,700,000	5,999,900	3,010,837	6,001,933	7,500,523

10,798,249	6,110,899	2,999,630	6,027,458	7,460,456

—	—	—	—	—
$10,798,249	$6,110,899	$2,999,630	$6,027,458	$7,460,456

$15,195	$9,988	$1,716	$28	$(112)

742,778	416,667	185,242	398,697	501,326

—	—	259	125	28
—	—	—	—	—

742,778	416,667	185,501	398,822	501,354

*	Commencement of operations for shares was December 31, 2007.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
FINANCIAL HIGHLIGHTS
Period Ended April 30, 2008* (Unaudited)

	Large Cap		Large Cap		Small/Mid		Small/Mid
	Growth		Value		Cap Growth		Cap Value
	Fund		Fund		Fund		Fund
PER SHARE DATA:
Net asset value, beginning of period	$15.00		$15.00		$15.00		$15.00

Income from investment operations:
Net investment income (loss)	0.00	**	0.00		0.00	**	0.00
Net realized and unrealized
gains (losses) on investments	(0.65)		(0.78)		(0.93)		(0.51)
Total from investment operations	(0.65)		(0.78)		(0.93)		(0.51)

Less Distributions:
Dividends from net investment income	—		—		—		—
Dividends from net realized gains	—		—		—		—
Total distributions	—		—		—		—

Net asset value, end of period	$14.35		$14.22		$14.07		$14.49

TOTAL RETURN	(4.33%	)+	(5.20%	)+	(6.20%	)+	(3.40%	)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$2.8		$3.0		$6.1		$5.7
Ratio of expenses to average net assets:
Before advisory fee waiver	43.05%	^	39.51%	^	23.88%	^	24.90%	^
After advisory fee waiver	1.50%	^	1.50%	^	1.60%	^	1.60%	^
Ratio of net investment income (loss)
to average net assets:
Before advisory fee waiver	(41.92%	)^	(37.93%	)^	(22.83%	)^	(23.11%	)^
After advisory fee waiver	(0.37%	)^	0.08%	^	(0.55%	)^	0.19%	^
Portfolio turnover rate	0.00%	+	7.88%	+	2.78%	+	4.24%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
**	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
FINANCIAL HIGHLIGHTS (Continued)
Period Ended April 30, 2008* (Unaudited)

		Emerging				Intermediate		Intermediate
International		Markets		Global Bond		Taxable		Municipal
Equity Fund		Equity Fund		Fund		Bond Fund		Bond Fund

$15.00		$15.00		$15.00		$15.00		$15.00

0.02		0.02		0.08		0.08		0.05

(0.48)		(0.36)		1.16		0.11		(0.12)
(0.46)		(0.34)		1.24		0.19		(0.07)

—		—		(0.07)		(0.08)		(0.05)
—		—		—		—		—
—		—		(0.07)		(0.08)		(0.05)

$14.54		$14.66		$16.17		$15.11		$14.88

(3.07%	)+	(2.27%	)+	8.25%	+	1.25%	+	(0.48%	)+

$10.8		$6.1		$3.0		$6.0		$7.5

15.58%	^	25.79%	^	56.22%	^	23.68%	^	19.62%	^
1.60%	^	1.60%	^	1.20%	^	1.40%	^	1.40%	^

(10.28%	)^	(20.07%	)^	(47.67%	)^	(21.26%	)^	(18.10%	)^
3.70%	^	4.12%	^	7.35%	^	1.02%	^	0.12%	^
10.55%	+	41.18%	+	0.00%	+	4.26%	+	0.00%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2008 (Unaudited)

NOTE 1 – ORGANIZATION

The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund and ActivePassive Intermediate Municipal Bond Fund (each a “Fund” and collectively the “Funds”) are each non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The investment objective of the Funds, except for the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Global Bond Fund, is long term capital appreciation.  The investment objective of the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Global Bond Fund is income and capital appreciation.  The Funds are advised by FundQuest Incorporated (the “Advisor”).  The ActivePassive Large Cap Growth Fund and ActivePassive Small/Mid Cap Value Fund are sub-advised by Transamerica Investment, LLC.  The ActivePassive Small/Mid Cap Growth Fund is sub-advised by Ashfield Capital Partners, LLC.  The ActivePassive International Equity Fund is sub-advised by Invesco AIM Advisors, Inc.  The ActivePassive Emerging Markets Equity Fund is sub-advised by Hansberger Global Investors, Inc.  The ActivePassive Intermediate Taxable Bond Fund is sub-advised by Sage Advisory Services Ltd.  The ActivePassive Intermediate Municipal Bond Fund is sub-advised by Gannett, Welsh & Kotler, LLC.  The Funds began operations on December 31, 2007.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances.  The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2008 (Unaudited)

which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price.  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.  Investments in other mutual funds are valued at their net asset value.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund and ActivePassive Emerging Markets Equity Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make any additional payment of dividends or distributions if they deem it desirable at any other time during the year.  The ActivePassive Global Bond Fund, the ActivePassive Intermediate

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2008 (Unaudited)

Taxable Bond Fund and the ActivePassive Intermediate Municipal Bond Fund distribute substantially all of their net investment income monthly and substantially all of their capital gains annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Redemption Fees:  The ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund and ActivePassive Global Bond Fund charge a 1.00% redemption fee to shareholders who redeem share held for less than five days.  Such fees are payable to the respective Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading.

G.
Foreign Risk:  Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, audit-

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2008 (Unaudited)

ing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

In addition to securities traded principally in securities markets outside the United States and securities denominated in foreign currencies, the Funds may invest in American Depository Receipts (ADRs).  ADRs generally are U.S. dollar-denominated receipts issued by domestic banks representing the deposit with the bank of securities of a foreign issuer, and are traded on exchanges or over-the-counter in the United States.  Because an ADR represents an indirect investment in securities of a foreign issuer, investments in ADRs are subject to the risks associated with foreign securities generally, as described above.

H.
Accounting for Uncertainty in Income Taxes:  The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a classification of FASB Statement No. 109, Accounting for Income Taxes.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

I.
Recently Issued Accounting Pronouncements:   In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2008 (Unaudited)

NOTE 3 –	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended April 30, 2008, the Advisor provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly management fee based upon the average daily net assets of the Funds at the annual rates of:

Emerging Markets Equity Fund	0.95%
Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund,
and International Equity Fund	0.80%
Large Cap Growth Fund, Large Cap Value Fund,
and Global Bond Fund	0.75%
Intermediate Taxable Bond Fund,
and Intermediate Municipal Bond Fund	0.60%

For the period ended April 30, 2008, the advisory fees incurred by each of the Funds were: $938 for Large Cap Growth Fund, $1,015 for Large Cap Value Fund, $1,940 for Small/Mid Cap Growth Fund, $1,856 for Small/Mid Cap Value Fund, $3,278 for International Equity Fund, $2,302 for Emerging Markets Equity Fund, $770 for Global Bond Fund, $1,461 for Intermediate Taxable Bond Fund and $1,777 for the Intermediate Municipal Bond Fund.

Each of the Funds is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of the Funds to ensure that the total net annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax, interest, and extraordinary expenses) do not exceed the following amounts of the Funds’ average daily net assets:

Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund,
International Equity Fund and Emerging Markets Equity Fund	1.60%
Large Cap Growth Fund and Large Cap Value Fund	1.50%
Intermediate Taxable Bond Fund
and Intermediate Municipal Bond Fund	1.40%
Global Bond Fund	1.20%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2008 (Unaudited)

reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended April 30, 2008, the Advisor reduced its fees in the amount of $52,153 for Large Cap Growth Fund, $51,602 for Large Cap Value Fund, $54,155 for Small/Mid Cap Growth Fund, $54,223 for Small/Mid Cap Value Fund, $57,356 for International Equity Fund, $58,640 for Emerging Markets Equity Fund, $56,407 for Global Bond Fund, $54,258 for Intermediate Taxable Bond Fund and $53,969 for the Intermediate Municipal Bond Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

2011
Large Cap Growth Fund	$52,153
Large Cap Value Fund	$51,602
Small/Mid Cap Growth Fund	$54,155
Small/Mid Cap Value Fund	$54,223
International Equity Fund	$57,356
Emerging Markets Equity Fund	$58,640
Global Bond Fund	$56,407
Intermediate Taxable Bond Fund	$54,258
Intermediate Municipal Bond Fund	$53,969

Transamerica Investment, LLC (“Transamerica”) serves as investment sub-advisor to the Large Cap Growth Fund pursuant to a sub-advisory agreement with FundQuest Incorporated (“FundQuest”).  For its services under the sub-advisory agreement with FundQuest, Transamerica is paid a monthly fee by FundQuest equal, on an annual basis, to 0.40% of the fund’s average daily net assets managed by Transamerica.  Ashfield Capital Partners, LLC (“Ashfield”) serves as investment sub-advisor to the Small/Mid Cap Growth Fund pursuant to a sub-advisory agreement with FundQuest.  For its services under the sub-advisory agreement with FundQuest, Ashfield is paid a monthly fee by FundQuest equal, on an annual basis, to 0.45% of the first $100 million of the fund’s average daily net assets and 0.40% of the fund’s average daily net assets in excess of $100 million managed by Ashfield.  Transamerica Investment, LLC (“Transamerica”) serves as investment sub-advisor to the Small/Mid Cap Value Fund pursuant to a sub-advisory agreement with FundQuest.  For its services under the sub-advisory agreement with FundQuest, Transamerica is paid a monthly fee by FundQuest equal, on an annual basis, to 0.45% of the fund’s average daily net assets managed by Transamerica.  Invesco AIM Advisors, Inc. (“Invesco AIM”) serves as investment sub-advisor to the International Equity Fund pursuant to a sub-advi-

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2008 (Unaudited)

sory agreement with FundQuest.  For its services under the sub-advisory agreement with FundQuest, Invesco AIM is paid a monthly fee by FundQuest equal, on an annual basis, to 0.60% of the first $150 million of the fund’s average daily net assets, 0.55% of the next $100 million of the fund’s average daily net assets and 0.50% of the fund’s average daily net assets in excess of $250 million managed by Invesco AIM.  Hansberger Global Investors, Inc. (“Hansberger”) serves as investment sub-advisor to the Emerging Markets Equity Fund pursuant to a sub-advisory agreement with FundQuest.  For its services under the sub-advisory agreement with FundQuest, Hansberger is paid a monthly fee by FundQuest equal, on an annual basis, to 0.60% of the first $50 million of the fund’s average daily net assets, 0.50% of the next $200 million of the fund’s average daily net assets and 0.40% of the fund’s average daily net assets in excess of $250 million managed by Hansberger.  Sage Advisory Services Ltd (“Sage”) serves as investment sub-advisor to the Intermediate Taxable Bond Fund pursuant to a sub-advisory agreement with FundQuest.  For its services under the sub-advisory agreement with FundQuest, Sage is paid a monthly fee by FundQuest equal, on an annual basis, to 0.25% of the fund’s average daily net assets managed by Sage.  Gannett, Welsh & Kotler, LLC (“GWK”) serves as investment sub-advisor to the Intermediate Municipal Bond Fund pursuant to a sub-advisory agreement with FundQuest.  For its services under the sub-advisory agreement with FundQuest, GWK is paid a monthly fee by FundQuest equal, on an annual basis, to 0.35% of the fund’s average daily net assets managed by GWK.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

For the period ended April 30, 2008, the administration fees incurred by each of the Funds were: $12,650 for Large Cap Growth Fund, $12,150 for Large Cap Value Fund, $12,685 for Small/Mid Cap Growth Fund, $12,685 for Small/Mid Cap Value Fund, $12,685 for International Equity Fund, $12,685 for Emerging Markets Equity Fund, $10,185 for Global Bond Fund, $12,685 for Intermediate Taxable Bond Fund and $12,685 for the Intermediate Municipal Bond Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the period ended April 30, 2008, the fund accounting fees incurred by each of the Funds were: $8,453 for Large Cap Growth Fund, $8,453 for Large Cap Value Fund, $11,039 for Small/Mid Cap Growth Fund, $11,039 for Small/Mid Cap Value Fund, $11,635 for International

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2008 (Unaudited)

Equity Fund, $11,635 for Emerging Markets Equity Fund, $11,138 for Global Bond Fund, $11,138 for Intermediate Taxable Bond Fund and $11,138 for the Intermediate Municipal Bond Fund and the transfer agent fees incurred by each of the Funds were: $4,152 for Large Cap Growth Fund, $4,152 for Large Cap Value Fund, $4,152 for Small/Mid Cap Growth Fund, $4,152 for Small/Mid Cap Value Fund, $4,152 for International Equity Fund, $4,152 for Emerging Markets Equity Fund, $4,152 for Global Bond Fund, $4,152 for Intermediate Taxable Bond Fund and $4,152 for the Intermediate Municipal Bond Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the period ended April 30, 2008, the custody fees incurred by each of the Funds were: $1,757 for Large Cap Growth Fund, $1,757 for Large Cap Value Fund, $1,856 for Small/Mid Cap Growth Fund, $1,856 for Small/Mid Cap Value Fund, $5,370 for International Equity Fund, $5,370 for Emerging Markets Equity Fund, $5,370 for Global Bond Fund, $1,856 for Intermediate Taxable Bond Fund and $1,856 for the Intermediate Municipal Bond Fund.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.  The Distributor has advised the Funds that it has received $86 in front-end sales charges resulting from sales of the Funds.

Certain officers of the Trust are also employees of the Administrator.

For the period ended April 30, 2008, the Chief Compliance Officer fees and expenses incurred by each of the Funds were: $2,652 for Large Cap Growth Fund, $2,652 for Large Cap Value Fund, $2,652 for Small/Mid Cap Growth Fund, $2,652 for Small/Mid Cap Value Fund, $2,652 for International Equity Fund, $2,652 for Emerging Markets Equity Fund, $2,652 for Global Bond Fund, $2,652 for Intermediate Taxable Bond Fund and $2,652 for the Intermediate Municipal Bond Fund.

NOTE 4 – DISTRIBUTION PLAN

The Funds have adopted a plan pursuant to Rule 12b-1 (the “Plan”) that allows the Funds to pay distribution and service fees for the sale, distribution and servicing of their shares.  The Plan provides for the payment of distribution and service fees at the annual rate of up to 0.25% of average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended April 30, 2008, the distribution fees

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2008 (Unaudited)

incurred by the Funds were: $313 for Large Cap Growth Fund, $338 for Large Cap Value Fund, $606 for Small/Mid Cap Growth Fund, $580 for Small/Mid Cap Value Fund, $1,024 for International Equity Fund, $606 for Emerging Markets Equity Fund, $257 for Global Bond Fund, $609 for Intermediate Taxable Bond Fund and $740 for the Intermediate Municipal Bond Fund.

NOTE 5 – SHAREHOLDER SERVICING PLAN

The Funds have entered into a Shareholder Servicing Plan (the “Servicing Plan”) under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Funds will pay the Advisor a monthly fee at an annual rate of 0.10% of each Fund’s average daily net assets.  The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Advisor receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Funds’ shares owned by its customers.  For the period ended April 30, 2008, the Funds incurred no shareholder servicing fees.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2008, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government securities) were as follows:

	Purchases	Sales
Large Cap Growth Fund	$ 2,630,401	$ —
Large Cap Value Fund	2,987,191	51,209
Small/Mid Cap Growth Fund	5,789,833	34,069
Small/Mid Cap Value Fund	5,500,415	48,698
International Equity Fund	10,107,904	216,911
Emerging Markets Equity Fund	6,180,339	498,706
Global Bond Fund	2,974,852	—
Intermediate Taxable Bond Fund	3,128,870	—
Intermediate Municipal Bond Fund	5,413,976	—

Purchases and sales of long-term U.S. Government securities for the Intermediate Taxable Bond Fund were $2,351,586 and $48,224, respectively.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2008 (Unaudited)

NOTE 7 – FEDERAL TAX INFORMATION

Net investment income/(loss) and net realized gains/(losses) may differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and non-deductible organizational expenditures.

The tax character for the distributions paid during the period ended April 30, 2008 for the Funds were as follows:

Period Ended
April 30, 2008
(Unaudited)
Global Bond Fund
Ordinary income	$5,825
Period Ended
April 30, 2008
(Unaudited)
Intermediate Taxable Bond Fund
Ordinary income	$2,468
Period Ended
April 30, 2008
(Unaudited)
Intermediate Municipal Bond Fund
Ordinary income	$471

ActivePassive Funds
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
April 30, 2008 (Unaudited)

At a meeting held on December 12, 2007, the Board, all of whom are independent and not interested persons of any advisor, the Distributor or any major service provider to the funds, considered and approved the initial Investment Advisory Agreement for the ActivePassive Emerging Markets Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund and ActivePassive Small/Mid Cap Value Fund (collectively, the “ActivePassive Funds”) for a period not to exceed two years.  Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor and the Administrator regarding the Funds.  This information, together with the information provided to the Independent Trustees, formed the primary (but not exclusive) basis for the Board’s determinations.

THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  In approving the initial Advisory Agreement on behalf of the ActivePassive Funds, the full Board, all the Trustees of which are Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the ActivePassive Funds as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at the Advisor that would be involved in the day-to-day activities of the new ActivePassive Funds.  The Board also considered the responsibilities of the Sub-Advisors in the day-to-day management of the ActivePassive Funds’ portfolios, as well as the qualifications, experience and responsibilities of the Sub-Advisors’ portfolio managers and key personnel.  The Board reviewed the proposed services the Advisor and the Sub-Advisors would provide to the ActivePassive Funds, noting to what degree those services extended beyond portfolio management, and the receipt of additional fees by the Advisor or its affiliates.  The Board also considered the capital commitment being made by the Advisor’s parent organization, BNP Paribas, and the apparent soundness of the Advisor’s business plan.  The Trustees as well considered the trading capability of the Advisor and the Sub-Advisors.  After discussion, the Board concluded that the Advisor and the Sub-Advisors had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and sub-advisory agreements and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided will be satisfactory.

ActivePassive Funds
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)
April 30, 2008 (Unaudited)

After reviewing Advisor’s and the Sub-Advisors’ compliance policies and procedures with respect to the ActivePassive Funds, the Board concluded that the policies and procedures were reasonably designed to prevent violation of federal securities laws.  The Trustees noted that they would continue to meet with the Advisor’s representatives in person to discuss various performance, marketing and compliance issues during the first or second year of the ActivePassive Funds’ operations.  The Trustees also noted that they would reserve the opportunity to meet with any or all of the Sub-Advisors to the ActivePassive Funds as they felt necessary.

THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEES UNDER THE ADVISORY AGREEMENT.  The Board then turned to the costs of the services to be provided by the Advisor and Sub-Advisors and the structure and level of the Advisor’s fee under the Advisory Agreement.  The Trustees particularly noted that the Sub-Advisors would be paid their sub-advisory fees out of the management fees to be received by the Advisor.  The Board noted that the Advisor was proposing varied advisory fees depending on the Fund’s asset allocation and strategy.

In considering the advisory fee and total fees and expenses of the ActivePassive Funds, the Board reviewed independently generated comparisons to peer funds provided by the Administrator and compared the proposed ActivePassive Funds’ fees to separate accounts for other types of clients advised by the Advisor and the Sub-Advisors.  The Board noted that, with the exception of the ActivePassive Emerging Markets Equity Fund,  each ActivePassive Fund’s expected total operating expenses for Class A, which includes a Rule 12b-1 Plan fee and a shareholder servicing fee, were higher than the applicable peer group median, but still within a reasonable range.  The Board also noted that, with the exception of the ActivePassive Global Bond, ActivePassive Intermediate Taxable Bond, and ActivePassive Intermediate Municipal Bond Funds, each ActivePassive Funds’ expected total operating expenses for Class I, which includes a shareholder servicing fee, were lower than the applicable peer group average.  After discussing issues and reviewing the materials that were provided, the Trustees concluded that the fees received by the Advisor were fair and reasonable.

ECONOMIES OF SCALE.  The Board also considered economies of scale that would be expected to be realized by the Advisor as the assets of the ActivePassive Funds grow.  The Board noted that the Advisor would be contractually agreeing to reduce its advisory fees or reimburse expenses indefinitely, but in no event for less than a one year term, so that each ActivePassive Fund does not exceed its specified expense limitation.  The Board concluded that there were

ActivePassive Funds
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)
April 30, 2008 (Unaudited)

no effective economies of scale to be shared by the Advisor at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Trustees discussed the likely overall profitability of the Advisor and the Sub-Advisors from managing the ActivePassive Funds.  In assessing profitability, the Trustees reviewed the Advisor’s financial information and took into account both the likely direct and indirect benefits to the Advisor from advising the ActivePassive Funds.  The Trustees concluded that the Advisor’s profit from sponsoring the ActivePassive Funds would likely not be excessive and, after review of relevant financial information, the Advisor would have adequate capitalization and/or would maintain adequate profit levels to support the ActivePassive Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the ActivePassive Funds.  The Board (all the Trustees of which are Independent Trustees) therefore determined that the approval of the Investment Advisory Agreement was in the best interests of the ActivePassive Funds and their shareholders.

ActivePassive Funds
NOTICE TO SHAREHOLDERS
April 30, 2008 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies and
Proxy Voting Records

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-273-8635, or on the SEC’s website at http://www.sec.gov.  The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Form N-Q is also available by calling 1-877-273-8635.

Advisor
FundQuest, Incorporated
One Winthrop Square
Boston, MA  02110

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 273-8365

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022-3205

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.  The nominating committee recently approved a nominating committee charter, however, the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees did not change.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  7/1/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  7/1/08

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  7/1/08

* Print the name and title of each signing officer under his or her signature.